Shareholders' Equity - Common Stock Repurchased (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Common stock repurchased shares	54	65	59
Purchase of treasury stock	$ 2,262	$ 2,336	$ 1,878